Leases (Details) - Schedule of leases certain assets under lease agreements	3 Months Ended
Mar. 31, 2023 USD ($)
Cost:
Balance	$ 1,556,404
Additions	922,545
Effects of currency translation	30,819
Balance	2,509,768
Accumulated amortization:
Balance	378,709
Depreciation	106,937
Effects of currency translation	6,085
Balance	491,731
Office Equipment [Member]
Cost:
Balance	64,226
Additions
Effects of currency translation	814
Balance	65,040
Accumulated amortization:
Balance	20,707
Depreciation	2,993
Effects of currency translation	299
Balance	23,999
Laboratory Equipment [Member]
Cost:
Balance	362,970
Additions	288,589
Effects of currency translation	8,069
Balance	659,628
Accumulated amortization:
Balance	77,838
Depreciation	38,280
Effects of currency translation	1,448
Balance	117,566
Vehicles [Member]
Cost:
Balance	94,008
Additions	51,217
Effects of currency translation	1,808
Balance	147,033
Accumulated amortization:
Balance	22,109
Depreciation	14,750
Effects of currency translation	457
Balance	37,316
Office lease [Member]
Cost:
Balance	1,035,200
Additions	582,739
Effects of currency translation	20,128
Balance	1,638,067
Accumulated amortization:
Balance	258,055
Depreciation	50,914
Effects of currency translation	3,881
Balance	$ 312,850